DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 15,855	$ 9,966
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Effective Portion	(146)	88
Ineffective Portion	15	8
Notional Amount (U.S. Dollars)	14,153	7,738
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Effective Portion	(33)	(101)
Ineffective Portion	(1)	(1)
Notional Amount (U.S. Dollars)	10,943	6,024
Net investment hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Effective Portion	(113)	189
Ineffective Portion	16	9
Notional Amount (U.S. Dollars)	$ 3,210	$ 1,714